Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Other Revenues [Line Items]
Trust fees		¥ 27,000	¥ 28,000
Fees related to trust business		30,000	38,000
Trading account gains (losses)—net		(851,080)	83,255
Other noninterest income	[1],[2]	168,254	29,234
Revenue from contracts with customers ("ASC 606")
Other Revenues [Line Items]
Trading account gains (losses)—net		24,000	42,000
Other noninterest income		¥ 9,000	¥ 7,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.